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


1.      Name and address of Issuer:
                 LORD ASSET MANAGEMENT TRUST
                 440 S. LASALLE STREET, SUITE 3900
                 CHICAGO, IL  60605
2.      The name of each series or class of securities for which this Form is being filed.
          (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [X]

3.      Investment Company Act File Number:     811-8348
        Securities Act File Number:             33-75138

4(a).   Last day of fiscal year for which this Form is filed:
                OCTOBER 31, 1997

4(b).   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   [ ] Check box if this is the last time the issuer will be filing this
            Form.


5.      Calculation of registration fee

        (i)   Aggregate sale price of securities sold                                     $4,016,713
              during the fiscal year pursuant to section
              24(f):

        (ii)  Aggregate price of securities redeemed or
              repurchased during the fiscal year:                     $1,097,457

        (iii) Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the Commission:            $0

        (iv)  Total available redemption credits                                         -$1,097,457
              [add Items 5(ii) and 5(iii)]:

        (v)   Net sales - if Item 5(i) is greater than                                    $2,919,256
              Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

        (vi)  Redemption credits available for use in future          $___(     )____
              years - if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:

        (vii) Multiplier for determining registration fee                                 x.000295
              (See Instruction C.9):

        (viii)Registration fee due [multiply Item 5(v)                                    =$861.18
              by Item 5(vii)] (enter "0" if no fee is due):


6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24f-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
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8.      Total the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 28, 1998

                Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means
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                                        Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*
                /s/Thomas S. White, Jr.
                President and Chairman

Date:   January 28, 1998

*Please print the name and title of the signing officer below the signature.